Financing receivables (Tables)	12 Months Ended
Mar. 31, 2016
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2014	¥203	¥2,144	¥—	¥4,767	¥7,114

Provision	—	5,714	—	(543)	5,171
Charge-offs	(128)	(1,744)	—	(33)	(1,905)
Balance as of March 31, 2015	¥75	¥6,114	¥—	¥4,191	¥10,380

Ending balance: collectively evaluated for impairment	75	6,114	—	22	6,211
Ending balance: individually evaluated for impairment	—	—	—	4,169	4,169
Financing receivables:
Balance as of March 31, 2015	¥411	¥234,412	¥259,218	¥12,748	¥506,789

Ending balance: collectively evaluated for impairment	411	234,412	259,218	8,550	502,591
Ending balance: individually evaluated for impairment	—	—	—	4,198	4,198

	Millions of yen
	2016
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2015	¥75	¥6,114	¥—	¥4,191	¥10,380

Provision	—	9,613	—	(388)	9,225
Charge-offs	(19)	(5,652)	—	(20)	(5,691)
Balance as of March 31, 2016	¥56	¥10,075	¥—	¥3,783	¥13,914

Ending balance: collectively evaluated for impairment	56	10,075	—	21	10,152
Ending balance: individually evaluated for impairment	—	—	—	3,762	3,762
Financing receivables:
Balance as of March 31, 2016	¥330	¥276,492	¥283,274	¥12,722	¥572,818

Ending balance: collectively evaluated for impairment	330	276,492	283,274	8,934	569,030
Ending balance: individually evaluated for impairment	—	—	—	3,788	3,788